SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SOFTWARE DEVELOPMENT COSTS [Abstract]
Capitalized development of new software products			$ 60,000
Amortization expense of software development costs	$ 20,000	$ 20,000